UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7812
Salomon Brothers Municipal Partners Fund II Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

ITEM 1.                             SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL

PARTNERS FUND II INC.

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATINGS (a)	SECURITY	VALUE
LONG-INVESTMENTS - 96.9%
Alabama - 0.2%
$250,000	AAA	Huntsville, Alabama GO, Series A, FSA-Insured, 5.750% due 2/1/15	$285,200
California - 7.1%
		California State GO:
1,500,000	A	5.125% due 6/1/24	1,545,015
2,400,000	AAA	FSA-Insured, 6.000% due 2/1/16	2,797,800
2,500,000	AAA	Huntington Beach California Union High School District GO, Election 2004, FSA-Insured, 5.000% due 8/1/29	2,592,325
2,500,000	AAA	Napa Valley, California Community College District GO, Election of 2002, Series B, MBIA-Insured, 5.000% due 8/1/23	2,623,325
			9,558,465
Colorado - 1.3%
1,750,000	BBB+	Colorado Health Facilities Authority Revenue, (Poudre Valley Health Care), Series F, 5.000% due 3/1/25	1,736,192
Connecticut - 2.3%
3,000,000	AAA	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, AMBAC-Insured, 5.000% due 7/1/23	3,154,620
District of Columbia - 1.6%
2,000,000	AAA	District of Columbia Revenue, (American University), AMBAC-Insured, 5.625% due 10/1/26	2,085,360
Florida - 0.8%
1,000,000	AAA	St. Johns County, FL Water and Sewer Revenue, MBIA-Insured, 5.500% due 6/1/11	1,107,680
Georgia - 1.7%
10,000	AAA	Fulton County, GA Housing Authority Revenue, Single-Family Mortgage, Series A, GNMA-Collateralized, 6.600% due 3/1/28 (b)	10,117
2,000,000	AAA	Georgia State, GO, Series C, 5.500% due 7/1/15	2,246,360
			2,256,477
Illinois - 12.0%
		Chicago, IL Board of Education GO, (Chicago School Reform), AMBAC-Insured:
100,000	AAA	5.750% due 12/1/27	107,432
900,000	AAA	5.750% due 12/1/27 Pre-Refunded - Escrowed with state & local government securities to 12/1/07 (Call @ 102)	981,189
500,000	AAA	Chicago, IL GO, Series A, FSA-Insured, 5.250% due 1/1/16	542,655
1,750,000	AAA	Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured, 5.625% due 1/1/29 (b)	1,816,517
1,000,000	AAA	Chicago, IL Public Building Commission, Building Revenue, (Chicago School Reform), Series B, FGIC-Insured, 5.250% due 12/1/18	1,102,800
250,000	AAA	Cook County, IL Refunding GO, Series A, MBIA-Insured, 5.625% due 11/15/16	267,070
2,000,000	Aaa *	Illinois Development Finance Authority, Revolving Fund Revenue, 5.250% due 9/1/12	2,183,540

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)(continued)	March 31, 2005

FACE AMOUNT	RATINGS (a)	SECURITY	VALUE
Illinois - 12.0% (continued)
$1,000,000	AA+	Illinois Educational Facilities Authority Revenue, (Northwestern University), 5.500% due 12/1/13	$1,096,530
		Illinois Health Facilities Authority Revenue:
1,850,000	AAA	Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13	2,169,736
2,000,000	AAA	Servantcor Project, Series A, Escrowed to maturity with U.S. government securities, FSA-Insured, 6.000% due 8/15/12	2,264,680
605,000	A	South Suburban Hospital Project, Escrowed to maturity with U.S. government securities, 7.000% due 2/15/18	733,024
2,645,000	AAA	Illinois State, Sales Tax Revenue, 5.500% due 6/15/16	2,889,821
			16,154,994
Indiana - 1.8%
2,000,000	BBB+	Indiana State Development Finance Authority, Environmental Revenue, (USX Corp. Project), 5.250% due 12/1/22	2,205,120
250,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	257,222
			2,462,342
Louisiana - 3.7%
5,000,000	BBB+	Louisiana Public Facilities Authority, Hospital Revenue, (Touro Infirmary Project), Series A, 6.125% due 8/15/23	5,021,400
Maryland - 4.4%
		Maryland State Health & Higher Educational Facilities
		Authority Revenue:
1,500,000	Baa1 *	Carroll County General Hospital, 6.000% due 7/1/37	1,571,850
1,500,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,615,890
500,000	A	University of Maryland Medical Systems, 6.000% due 7/1/32	538,550
2,000,000	Aaa *	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured, 5.500% due 4/1/16 (b)	2,148,420
			5,874,710
Massachusetts - 2.9%
1,000,000	A	Massachusetts State Health & Educational Facilities Authority Revenue, (Dana Farber Cancer Project), Series G-1, 6.250% due 12/1/22 Pre-refunded - Escrowed with state & local government securities to 12/1/05 (Call @ 102)	1,044,650
		Massachusetts State Water Pollution Abatement Trust Revenue, (MWRA Program), Series A:
2,125,000	AAA	5.750% due 8/1/29	2,326,684
525,000	AAA	5.750% due 8/1/29 Pre-Refunded - Escrowed with state & local government securities to 8/1/09 (Call @ 101)	582,866
			3,954,200
Michigan - 2.0%
1,000,000	AAA	Detroit, MI City School District GO, (School Building & Site Improvement), Series A, FGIC-Insured, 5.500% due 5/1/17	1,101,220
1,500,000	AA-	Michigan State Hospital Finance Authority Revenue, (Trinity Health), Series C, 5.375% due 12/1/30	1,555,650
			2,656,870

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)(continued)	March 31, 2005

FACE AMOUNT	RATINGS (a)	SECURITY	VALUE
Missouri - 2.8%
		Missouri State Environmental Improvement & Energy Research
		Authority:
$2,500,000	AA	PCR Refunding Revenue, (Associated Electric Co-op Thomas Hill), 5.500% due 12/1/10	$2,627,475
1,000,000	Aaa *	Water Pollution Refunding Revenue, State Revolving Funds, Program A, 5.000% due 7/1/20	1,088,180
			3,715,655
Nevada - 3.1%
		Clark County, NV:
3,000,000	AAA	IDR Refunding Revenue, (Nevada Power Co. Project), Series C, AMBAC-Insured, 7.200% due 10/1/22	3,090,000
1,000,000	AAA	Passenger Facility Revenue, (McCarran International Airport), Series A, MBIA-Insured, 5.750% due 7/1/23 (b)	1,025,610
35,000	AAA	Nevada Housing Division Revenue, Single-Family Program, Series C, AMBAC-Insured, 6.350% due 10/1/12 (b)	35,731
			4,151,341
New Jersey - 5.8%
		New Jersey EDA:
3,750,000	A+	School Facilities Construction Revenue, Series G, 5.000% due 9/1/11	4,033,388
2,500,000	AAA	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured, 5.250% due 7/1/16	2,729,375
1,000,000	AAA	Water Facilities Revenue, (New Jersey American Water Co., Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34 (b)	1,023,270
			7,786,033
New York - 12.4%
		New York City, NY GO:
		Series A:
180,000	A1*	6.000% due 5/15/30	198,513
820,000	A1*	6.000% due 5/15/30 Pre-Refunded - Escrowed with U.S. government securities to 5/15/10 (Call @ 101)	930,913
1,500,000	A1*	Series G, 5.000% due 12/1/33	1,528,815
1,600,000	AA+	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.500% due 6/15/23	1,610,496
4,500,000	AAA	New York City, NY Transitional Finance Authority Revenue, Series A, 5.500% due 11/15/17	4,954,995
3,500,000	AAA	New York State Dormitory Authority Revenue, Income Tax Revenue, Series B, AMBAC-Insured, 5.500% due 3/15/21	3,985,590
2,000,000	AAA	New York State Thruway Authority, Income Tax Revenue, Series A, AMBAC-Insured, 5.000% due 3/15/16	2,151,240
1,300,000	AAA	New York State Urban Development Corp. Revenue, Correctional
		Facilities, FSA-Insured, 5.375% due 1/1/25 Pre-Refunded
		- Escrowed with U.S. government securities to 1/1/06 (Call @ 102)	1,353,170
			16,713,732

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)(continued)	March 31, 2005

FACE AMOUNT	RATINGS (a)	SECURITY	VALUE
Ohio - 4.5%
$2,500,000	AA-	Franklin County, OH Hospital Revenue, (Holy Cross Health Systems Corp.), 5.875% due 6/1/21	$2,622,275
3,300,000	A+	Ohio State Water Development Authority, Solid Waste Disposal Revenue, (Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20 (b)	3,389,958
			6,012,233
Pennsylvania - 0.2%
250,000	AAA	Philadelphia, PA School District GO, Series A, FSA-Insured, 5.500% due 2/1/31	277,623
Puerto Rico - 4.6%
1,600,000	AAA	Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue, Series X, FSA-Insured, 5.500% due 7/1/15	1,813,040
		Puerto Rico Electric Power Authority, Power Revenue:
2,750,000	AAA	Series LL, MBIA-Insured, 5.500% due 7/1/17	3,146,220
1,155,000	AAA	Series OO, FGIC-Insured, 5.000% due 7/1/14	1,261,237
			6,220,497
Tennessee - 2.9%
1,950,000	AA-	Humphreys County, TN IDB, Solid Waste Disposal Revenue, (E.I. Du Pont de Nemours & Co. Project), 6.700% due 5/1/24 (b)	1,993,933
1,200,000	AAA	Memphis-Shelby County, TN Airport Authority Revenue, Series D, AMBAC-Insured, 6.000% due 3/1/24 (b)	1,311,420
565,000	AA	Tennessee Housing Development Agency Revenue, (Homeownership Program), Series 2C, 6.350% due 1/1/31 (b)	579,526
			3,884,879
Texas - 13.3%
		Austin, TX Airport System Revenue, Series A, MBIA-Insured:
3,475,000	AAA	6.200% due 11/15/15 (b)	3,610,664
330,000	AAA	6.200% due 11/15/15 Pre-Refunded - Escrowed with state & local government securities to 11/15/07 (Call @ 100) (b)	354,351
4,265,000	AAA	Lower Colorado River Authority, TX Transmission Contract Revenue, AMBAC-Insured, 5.250% due 5/15/14	4,639,126
1,380,000	AAA	North Harris Montgomery Community College District, TX GO, FGIC-Insured, 5.375% due 2/15/16	1,489,517
1,000,000	AAA	North Texas Municipal Water District, Water System Revenue, MBIA-Insured, 5.000% due 9/1/15	1,070,250
2,225,000	Aaa*	Northwest Texas Independent School District GO, PSF-Insured, 5.250% due 8/15/18	2,409,964
1,485,000	AAA	South San Antonio Texas Independent School District GO, PSF-Insured, 5.000% due 8/15/15	1,591,890
1,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-Insured, 5.500% due 8/15/39	1,607,955
1,000,000	AAA	Williamson County, TX GO, MBIA-Insured, 5.250% due 2/15/21	1,081,750
			17,855,467
Utah - 0.3%
370,000	AAA	Utah State Housing Finance Agency, Single-Family Mortgage Revenue, Issue H-2, FHA-Insured, 6.250% due 7/1/22 (b)	380,597

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)(continued)	March 31, 2005

FACE AMOUNT	RATINGS (a)	SECURITY	VALUE
Virginia - 2.5%
$2,915,000	A	Greater Richmond Convention Center Authority, VA Hotel Tax Revenue, (Convention Center Expansion Project),
		6.125% due 6/15/20	$3,308,904
Washington - 2.7%
1,900,000	AAA	Chelan County, WA Public Utility District, (Chelan Hydro System No. 1), Construction Revenue, Series A, AMBAC-Insured,
		5.450% due 7/1/37 (b)	1,984,645
400,000	AAA	Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28	446,160
1,200,000	AAA	Washington State Public Power Supply System Revenue, (Nuclear Project No. 1), Series A, MBIA-Insured,
		5.125% due 7/1/17	1,264,164
			3,694,969
		TOTAL LONG-TERM INVESTMENTS
		(Cost - $126,327,676)	130,310,440
SHORT-TERM INVESTMENTS - 3.1%
Missouri - 3.1%
3,300,000	A-1+	Kansas City, Missouri Industrial Development Authority Revenue, (Ewing Marion Kaufman Foundation), VRDD, 2.290% due 4/1/27	3,300,000
900,000	A-1+	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, (Saint Louis University), Series B, VRDD,
		2.340% due 10/1/24	900,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $4,200,000)	4,200,000
		TOTAL INVESTMENTS - 100.0% (Cost - $130,527,676**)	$134,510,440

(a) All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Service, Inc.

(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

** Aggregate cost for federal income tax purposes is substantially the same.

See pages 6 through 8 for definitions of ratings and abbreviations.

Summary of Investments by Industry and Pre-Refunded***
Education	18.7%
General Revenue	17.1
Healthcare	12.5
Industrial Development	10.9
Transportation	9.9
General Obligation	8.1
Power	8.0
Pre-Refunded	5.3
Water	4.1
Tax Revenue	2.5
Escrowed to Maturity	2.2
Housing	0.7
Total	100.0%

*** As a percentage of total investments.  Please note that Fund holdings are as of  March 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s’’) — Ratings from “AA’’ to “CCC’’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA’’ have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA’’ have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A’’ have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB’’ are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s’’) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa’’ to “Caa,’’ where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa’’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.’’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa’’ are judged to be of high quality by all standards. Together with the “Aaa’’ group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A’’ possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa’’ are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Moody’s or Standard & Poor’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG1 — Moody’s highest rating for short-term municipal obligations.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG – Association of Bay Area Governments

AIG – American International Guaranty

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax

BAN – Bond Anticipation Notes

BIG – Bond Investors Guaranty

Abbreviations* (unaudited) (continued)

CDA – Community Development Authority

CGIC – Capital Guaranty Insurance Company

CHFCLI – California Health Facility Construction Loan Insurance

CONNIE LEE – College Construction Loan Insurance Association

COP – Certificate of Participation

CSD – Central School District

CTFS – Certificates

DFA – Development Finance Authority

EDA – Economic Development Authority

EFA – Educational Facilities Authority

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FLAIRS – Floating Adjustable Interest Rate Securities

FNMA – Federal National Mortgage Association

FRTC – Floating Rate Trust Certificates

FSA – Federal Savings Association

GIC – Guaranteed Investment Contract

GNMA – Government National Mortgage Association

GO – General Obligation

HDC – Housing Development Corporation

HEFA – Health & Educational Facilities

HFA – Housing Finance Authority

IBC – Insured Bond Certificates

IDA – Industrial Development Authority

IDB – Industrial Development Board

IDR – Industrial Development Revenue

IFA – Industrial Finance Agency

INFLOS – Inverse Floaters

ISD – Independent School District

ISO – Independent System Operator

LOC – Letter of Credit

MBIA – Municipal Bond Investors Assurance

MERLOT– Municipal Exempt Receipts Liquidity

MFH – Multi–Family Housing

MSTC – Municipal Securities Trust

MUD – Municipal Utilities District

MVRICS – Municipal Variable Rate Inverse Coupon Security

COP – Certificate of Participation Coupon Security

PART – Partnership Structure

PCFA – Pollution Control Finance Authority

PCR – Pollution Control Revenue

PFA – Public Finance Authority

Abbreviations* (unaudited) (continued)

PFC – Public Finance Corporation

PSFG – Permanent School Fund Guaranty

Q-SBLF – Qualified School Bond Loan Fund

Radian – Radian Asset Assurance

RAN – Revenue Anticipation Notes

RDA – Redevelopment Agency

RIBS – Residual Interest Bonds

RITES – Residual Interest Tax-Exempt Securities

SPA – Standby Bond Purchase Agreement

SWAP – Swap Structure

SYCC – Structured Yield Curve Certificate

TAN – Tax Anticipation Notes

TCRS – Transferable Custodial Receipts

TECP – Tax Exempt Commercial Paper

TFA – Transitional Finance Authority

TOB – Tender Option Bond Structure

TRAN – Tax and Revenue Anticipation Notes

UFSD – Unified Free School District

UHSD – Unified High School District

USD – Unified School District

VA – Veterans Administration

VRDD – Variable Rate Daily Demand

VRDO – Variable Rate Demand Obligation

VRWE – Variable Rate Wednesday Demand

XLCA – XL Capital Assurance

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipals Partners Fund II Inc. (“Fund”), was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value.

(b) Investment Transactions. Investment transactions are recorded on the trade date.

Note 2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,732,984
Gross unrealized depreciation	(750,220)
Net unrealized appreciation	$3,982,764

Note 3. Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 27, 2005